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Semiannual Report March 31, 2000

                                   EATON VANCE
[GRAPHIC]                      NATIONAL MUNICIPALS
                                      FUND

[GRAPHIC]

EATON VANCE NATIONAL MUNICIPALS FUND AS OF MARCH 31, 2000
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INVESTMENT UPDATE
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[PHOTO]

Thomas M. Metzold
Portfolio Manager

INVESTMENT ENVIRONMENT
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- The past year proved very challenging for bond investors, as a strong economy led to higher interest rates and a difficult environment for fixed-income vehicles. The Federal Reserve raised its target Federal Funds rate for the fifth time in 12 months on March 21, 2000, in an attempt to reduce the potential for inflation.

- By early February 2000, however, yields had peaked, as the market began to rally in reaction to the Fed's continued anti-inflation stance and increasing volatility in the equity markets. By the end of March, yields had declined to their lowest levels in six months, with municipal bond yields equalling Treasury yields.

MANAGEMENT DISCUSSION
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- Credit quality spreads widened dramatically over the past six months, especially in the healthcare sector, where changes in reimbursement significantly affected profitability.

- Management continued to focus on a "barbell" strategy of balancing lower coupon bonds for performance with higher coupon bonds for income.

- Management took advantage of the market's decline by selectively establishing tax losses to offset possible future gains. The proceeds of those sales were used to buy bonds with more attractive yields and trading characteristics.

FUND PERFORMANCE
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The Past Six Months

- During the six months ended March 31, 2000, the Fund's Class A shares had a total return of 0.75%. (1) This return resulted from a change in net asset value (NAV) per share to $10.19 on March 31, 2000 from $10.44 on September 30, 1999, and the reinvestment of $0.320 per share in tax-exempt dividend income. (2)

-    The Fund's Class B shares had a total return of 0.32% during the period,
     (1) the result of a change in NAV per share to $9.51 from $9.74, and the reinvestment of $0.255 per share in tax-exempt dividend income. (2)

-    The Fund's Class C shares had a total return of 0.39% during the period,
     (1) the result of a change in NAV per share to $9.07 from $9.28, and the reinvestment of $0.239 per share in tax-exempt dividend income. (2)

- The Fund's Class I shares had a total return of 1.45% during the period,(1) the result of a change in NAV per share to $9.44 from $9.61, and the reinvestment of $0.300 per share in tax-exempt dividend income. (2)

- Based on the most recent distributions and NAVs per share on March 31, 2000, of $10.19 for Class A, $9.51 for Class B, $9.07 for Class C, and $9.44 for Class I, the distribution rates were 6.28%, 5.42%, 5.31%, and 6.36%, respectively. (3) The distribution rates of Classes A, B, C, and I are equivalent to taxable rates of 10.40%, 8.97%, 8.79%, and 10.53%, respectively. (4)

- The SEC 30-day yields at March 31, 2000 were 6.54%, 5.93%, 5.69%, and 6.10%, respectively, for Classes A, B, C, and I. (5) These yields are equivalent to taxable rates of 10.83%, 9.82%, 9.42%, and 10.10%, respectively. (4)
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FUND INFORMATION
AS OF MARCH 31, 2000

PERFORMANCE(5)                  Class A   Class B   Class C   Class I
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Average Annual Total Returns (at net asset value)
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One Year                          -4.60%    -5.39%   -5.38%     N.A.
Five Years                         5.99      5.24     5.14      N.A.
Ten Years                          N.A.      6.46     N.A.      N.A.
Life of Fund+                      6.67      6.48     3.91     -1.03

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
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One Year                          -9.16%    -9.88%   -6.28%     N.A.
Five Years                         4.97      4.91     5.14      N.A.
Ten Years                          N.A.      6.46     N.A.      N.A.
Life of Fund+                      5.80      6.48     3.91     -1.03
+Inception Dates - Class A: 4/5/94; Class B: 12/19/85; Class C:12/3/93; Class I: 7/1/99


(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares and Class C shares. (2) A portion of the Fund's income may be subject to state income tax and/or alternative minimum tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share
    (annualized) by the net asset value (NAV). (4) Taxable-equivalent rates assume maximum 39.6% federal tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect the maximum sales charge of 4.75%. Class B returns reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4%
    - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. For Class C, one year return reflects 1% CDSC.

    Past performance is no guarantee of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

EATON VANCE NATIONAL MUNICIPALS FUND AS OF MARCH 31, 2000

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2000
Assets
--------------------------------------------------------
Investment in National Municipals
   Portfolio, at value
   (identified cost, $1,861,417,393)      $1,852,579,724
Receivable for Fund shares sold                1,030,722
Miscellaneous receivable                         120,120
--------------------------------------------------------
TOTAL ASSETS                              $1,853,730,566
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Liabilities
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Payable for Fund shares redeemed          $    5,072,929
Dividends payable                              4,383,078
Payable to affiliate for Trustees' fees            1,753
Accrued expenses                               1,942,489
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TOTAL LIABILITIES                         $   11,400,249
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NET ASSETS                                $1,842,330,317
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Sources of Net Assets
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Paid-in capital                           $1,876,138,213
Accumulated net realized loss from
   Portfolio (computed on the basis
   of identified cost)                       (22,600,349)
Accumulated distributions in excess of
   net investment income                      (2,369,878)
Net unrealized depreciation from
   Portfolio (computed on the basis
   of identified cost)                        (8,837,669)
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TOTAL                                     $1,842,330,317
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Class A Shares
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NET ASSETS                                $  170,706,953
SHARES OUTSTANDING                            16,746,335
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $        10.19
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 95.25 of $10.19)      $        10.70
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Class B Shares
--------------------------------------------------------
NET ASSETS                                $1,560,528,632
SHARES OUTSTANDING                           164,070,504
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $         9.51
--------------------------------------------------------
Class C Shares
--------------------------------------------------------
NET ASSETS                                $  111,093,741
SHARES OUTSTANDING                            12,253,058
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $         9.07
--------------------------------------------------------
Class I Shares
--------------------------------------------------------
NET ASSETS                                $          991
SHARES OUTSTANDING                                   105
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $         9.44
--------------------------------------------------------

 On sales of $25,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
MARCH 31, 2000
Investment Income
------------------------------------------------------
Interest allocated from Portfolio         $ 68,343,100
Expenses allocated from Portfolio           (4,575,931)
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NET INVESTMENT INCOME FROM PORTFOLIO      $ 63,767,169
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Expenses
------------------------------------------------------
Trustees fees and expenses                $      2,730
Distribution and service fees
   Class A                                     131,112
   Class B                                   7,686,942
   Class C                                     612,372
Transfer and dividend disbursing agent
   fees                                        698,822
Printing and postage                            59,885
Registration fees                               39,051
Legal and accounting services                   12,277
Custodian fee                                    2,135
Miscellaneous                                   93,766
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TOTAL EXPENSES                            $  9,339,092
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NET INVESTMENT INCOME                     $ 54,428,077
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Realized and Unrealized
Gain (Loss) from Portfolio
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(20,808,632)
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NET REALIZED LOSS                         $(20,808,632)
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Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(32,483,220)
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NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(32,483,220)
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NET REALIZED AND UNREALIZED LOSS          $(53,291,852)
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NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $  1,136,225
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                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE NATIONAL MUNICIPALS FUND AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       MARCH 31, 2000    YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       SEPTEMBER 30, 1999
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From operations --
   Net investment income                  $     54,428,077  $      113,675,295
   Net realized gain (loss)                    (20,808,632)         31,760,687
   Net change in unrealized appreciation
      (depreciation)                           (32,483,220)       (280,608,083)
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NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $      1,136,225  $     (135,172,101)
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Distributions to shareholders --
   From net investment income
      Class A                             $     (6,271,603) $      (10,782,875)
      Class B                                  (44,534,453)        (96,032,463)
      Class C                                   (3,288,866)         (6,816,227)
      Class I                                       (2,840)             (3,068)
   In excess of net investment income
      Class A                                       (3,976)                 --
      Class B                                           --            (642,529)
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TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $    (54,101,738) $     (114,277,162)
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Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $     51,268,885  $      132,294,349
      Class B                                   48,834,983         163,062,444
      Class C                                   11,375,168          67,007,386
      Class I                                           --             467,716
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                    3,023,343           5,807,264
      Class B                                   14,571,918          37,369,476
      Class C                                    1,566,420           4,191,417
      Class I                                           --               2,734
   Cost of shares redeemed
      Class A                                  (89,126,765)        (51,471,895)
      Class B                                 (223,848,715)       (294,751,646)
      Class C                                  (38,415,474)        (38,042,760)
      Class I                                     (454,524)                 --
   Contingent deferred sales charges
      Class B                                       29,297                  --
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NET INCREASE (DECREASE) IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS           $   (221,175,464) $       25,936,485
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NET DECREASE IN NET ASSETS                $   (274,140,977) $     (223,512,778)
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Net Assets
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At beginning of period                    $  2,116,471,294  $    2,339,984,072
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AT END OF PERIOD                          $  1,842,330,317  $    2,116,471,294
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Accumulated distributions
in excess of net investment
income included in net assets
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AT END OF PERIOD                          $     (2,369,878) $       (2,696,217)
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                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE NATIONAL MUNICIPALS FUND AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                    CLASS A
                                  --------------------------------------------
                                  SIX MONTHS ENDED    YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2000      ------------------------
                                  (UNAUDITED)(1)         1999          1998
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Net asset value -- Beginning
   of period                          $ 10.440         $ 11.650      $ 11.260
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Income (loss) from operations
------------------------------------------------------------------------------
Net investment income                 $  0.320         $  0.636      $  0.644
Net realized and unrealized
   gain (loss)                          (0.250)          (1.209)        0.398
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TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $  0.070         $ (0.573)     $  1.042
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Less distributions
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From net investment income            $ (0.320)        $ (0.637)     $ (0.652)
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TOTAL DISTRIBUTIONS                   $ (0.320)        $ (0.637)     $ (0.652)
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NET ASSET VALUE -- END OF
   PERIOD                             $ 10.190         $ 10.440      $ 11.650
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TOTAL RETURN(2)                           0.75%           (5.14)%        9.49%
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Ratios/Supplemental Data
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Net assets, end of period
   (000's omitted)                    $170,707         $211,206      $146,067
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            0.70%(4)         0.71%         0.71%
   Expenses after custodian
      fee reduction(3)                    0.70%(4)         0.69%         0.69%
   Net investment income                  6.34%(4)         5.67%         5.60%
Portfolio Turnover of the
   Portfolio                                24%              60%           28%
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 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE NATIONAL MUNICIPALS FUND AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                         CLASS B
                                  --------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2000      ------------------------------------------------------------------
                                  (UNAUDITED)(1)         1999          1998          1997          1996          1995
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Net asset value -- Beginning
   of period                         $    9.740       $10.870       $10.530       $ 9.900       $ 9.800       $    9.410
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Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------
Net investment income                $    0.259       $ 0.508       $ 0.523       $ 0.550       $ 0.557       $    0.570
Net realized and unrealized
   gain (loss)                           (0.232)       (1.126)        0.361         0.634         0.096            0.395
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TOTAL INCOME (LOSS) FROM
   OPERATIONS                        $    0.027       $(0.618)      $ 0.884       $ 1.184       $ 0.653       $    0.965
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Less distributions
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From net investment income           $   (0.257)      $(0.508)      $(0.531)      $(0.554)      $(0.553)      $   (0.570)
In excess of net investment
   income                                    --        (0.004)       (0.013)           --            --           (0.005)
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TOTAL DISTRIBUTIONS                  $   (0.257)      $(0.512)      $(0.544)      $(0.554)      $(0.553)      $   (0.575)
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NET ASSET VALUE -- END OF
   PERIOD                            $    9.510       $ 9.740       $10.870       $10.530       $ 9.900       $    9.800
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TOTAL RETURN(2)                            0.32%        (5.90)%        8.60%        12.33%         6.84%           10.60%
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Ratios/Supplemental Data
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Net assets, end of period
   (000's omitted)                   $1,560,529       $1,764,616    $2,071,078    $2,040,626    $2,101,632    $2,191,240
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                             1.51%(4)      1.53%         1.53%         1.60%         1.55%            1.53%
   Expenses after custodian
      fee reduction(3)                     1.51%(4)      1.51%         1.51%         1.60%         1.54%            1.52%
   Net investment income                   5.52%(4)      4.86%         4.87%         5.45%         5.62%            6.00%
Portfolio Turnover of the
   Portfolio                                 24%           60%           28%           17%           19%              54%
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 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE NATIONAL MUNICIPALS FUND AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                    CLASS C
                                  --------------------------------------------
                                  SIX MONTHS ENDED    YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2000      ------------------------
                                  (UNAUDITED)(1)         1999          1998
------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $  9.280         $ 10.350      $ 10.010
------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------
Net investment income                 $  0.245         $  0.482      $  0.493
Net realized and unrealized
   gain (loss)                          (0.214)          (1.073)        0.349
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TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $  0.031         $ (0.591)     $  0.842
------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------
From net investment income            $ (0.241)        $ (0.479)     $ (0.502)
------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (0.241)        $ (0.479)     $ (0.502)
------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $  9.070         $  9.280      $ 10.350
------------------------------------------------------------------------------

TOTAL RETURN(2)                           0.39%           (5.92)%        8.59%
------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $111,094         $140,182      $122,839
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            1.57%(4)         1.54%         1.54%
   Expenses after custodian
      fee reduction(3)                    1.57%(4)         1.52%         1.52%
   Net investment income                  5.46%(4)         4.84%         4.83%
Portfolio Turnover of the
   Portfolio                                24%              60%           28%
------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE NATIONAL MUNICIPALS FUND AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                   CLASS I
                                  -----------------------------------------
                                  SIX MONTHS ENDED
                                  MARCH 31, 2000      PERIOD ENDED
                                  (UNAUDITED)(1)      SEPTEMBER 30, 1999(2)
---------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 9.610                $10.000
---------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------
Net investment income                 $ 0.294                $ 0.149
Net realized and unrealized
   loss                                (0.164)                (0.390)
---------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 0.130                $(0.241)
---------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------
From net investment income            $(0.300)               $(0.149)
---------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.300)               $(0.149)
---------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 9.440                $ 9.610
---------------------------------------------------------------------------

TOTAL RETURN(3)                          1.45%                 (2.44)%
---------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $     1                $   468
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                           0.53%(5)               0.55%(5)
   Expenses after custodian
      fee reduction(4)                   0.53%(5)               0.53%(5)
   Net investment income                 6.25%(5)               6.12%(5)
Portfolio Turnover of the
   Portfolio                               24%                    60%
---------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) For the period from the commencement of offering of Class I shares, July 1, 1999 to September 30, 1999.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE NATIONAL MUNICIPALS FUND AS OF MARCH 31, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance National Municipals Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). Class I shares are sold at net asset value. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in National Municipals Portfolio (the Portfolio), a New York trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at March 31, 2000). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable, if any, and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At September 30, 1999, the Fund, for federal income tax purposes, had a capital loss carryover of $1,571,525 which will reduce the taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. A portion of such capital loss carryover was acquired through the Fund Reorganization and may be subject to certain limitations. Such capital loss carryover will expire on September 30, 2005. Dividends paid by the Fund from net tax-exempt interest on municipal bonds allocated from the Portfolio are not includable by shareholders as gross income for federal income tax purposes because the Fund and Portfolio intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

 D Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 E Other -- Investment transactions are accounted for on a trade-date basis.

 F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

 G Interim Financial Statements -- The interim financial statements relating to
   March 31, 2000 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

EATON VANCE NATIONAL MUNICIPALS FUND AS OF MARCH 31, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

2 Distributions to Shareholders
-------------------------------------------
   The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of allocated realized gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash.

   The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                              MARCH 31, 2000    YEAR ENDED
    CLASS A                                   (UNAUDITED)       SEPTEMBER 30, 1999
    ---------------------------------------------------------------------------------
    Sales                                            5,107,318             11,806,517
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                       301,055                521,090
    Redemptions                                     (8,889,908)            (4,636,351)
    ---------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                         (3,481,535)             7,691,256
    ---------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              MARCH 31, 2000    YEAR ENDED
    CLASS B                                   (UNAUDITED)       SEPTEMBER 30, 1999
    ---------------------------------------------------------------------------------
    Sales                                            5,206,697             15,476,801
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                     1,551,419              3,573,074
    Redemptions                                    (23,867,607)           (28,384,309)
    ---------------------------------------------------------------------------------
    NET DECREASE                                   (17,109,491)            (9,334,434)
    ---------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              MARCH 31, 2000    YEAR ENDED
    CLASS C                                   (UNAUDITED)       SEPTEMBER 30, 1999
    ---------------------------------------------------------------------------------
    Sales                                            1,270,105              6,674,087
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                       175,319                421,840
    Redemptions                                     (4,293,816)            (3,859,279)
    ---------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                         (2,848,392)             3,236,648
    ---------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              MARCH 31, 2000    PERIOD ENDED
    CLASS I                                   (UNAUDITED)       SEPTEMBER 30, 1999(1)
    ---------------------------------------------------------------------------------
    Sales                                                   --                 48,369
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                            --                    284
    Redemptions                                        (48,548)                    --
    ---------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                            (48,548)                48,653
    ---------------------------------------------------------------------------------

 (1) For the period from the commencement of offering of Class I shares, July 1, 1999 to September 30, 1999.

4 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the Administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $16,563 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2000.

EATON VANCE NATIONAL MUNICIPALS FUND AS OF MARCH 31, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans, for Class B (Class B Plan) and Class C (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $6,009,598 and $459,279 for Class B, and Class C shares, respectively, to or payable to EVD for the six months ended March 31, 2000, representing 0.74% and 0.75% (annualized) of the average daily net assets for Class B and Class C shares, respectively. At March 31, 2000, the amount of Uncovered Distribution Charges EVD calculated under the Plans was approximately $14,800,000 for Class C shares. There were no Uncovered Distribution Charges for Class B shares at March 31, 2000.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A, Class B, and Class C shares for each fiscal year. The Trustees initially implemented the Plans by authorizing the Fund to make quarterly payments of service fees to EVD and investment dealers equal to 0.25% per annum of the Fund's average daily net assets attributable to Class A and Class B shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. On October 4, 1999, the Trustees approved service fee payments equal to 0.25% per annum of the Trust's average daily net assets attributable to Class A and Class B shares for any fiscal year on shares of the Trust sold on or after October 12, 1999. The Class C Plan permits the fund to make monthly payments of service fees in amounts not expected to exceed 0.25% of the Fund's average daily net assets attributable to Class C shares for any fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended March 31, 2000 amounted to $131,112, $1,677,344, and $153,093 for Class A, Class B, and Class C
   shares, respectively.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Distribution Plan (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $33,000 of CDSC paid by shareholders for Class C shares for the six months ended March 31, 2000. EVD also received approximately $1,273,000 of CDSC paid by Class B shareholders of which $29,297 was paid directly to the Fund for days when no Uncovered Distribution Charges existed.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the National Municipals Portfolio aggregated $112,769,634 and $396,210,017, respectively, for the six months ended March 31, 2000.

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 97.9%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------
Assisted Living -- 5.6%
---------------------------------------------------------------------------
  $      6,035     Arizona Health Facilities Authority,
                   (Care Institute, Inc. - Mesa),
                   7.625%, 1/1/26                            $    5,490,577
        17,070     Bell County, TX, Health Facilities
                   Authority, (Care Institute, Inc.-Texas),
                   9.00%, 11/1/24                                18,595,546
         3,060     Chester, PA, IDA, (Senior LifeChoice of
                   Kimberton), (AMT), 8.50%, 9/1/25               3,279,555
         4,935     Chester, PA, IDA, (Senior LifeChoice of
                   Paoli, L.P.), (AMT), 8.05%, 1/1/24             5,184,316
         4,960     Delaware, PA, IDA, (Glen Riddle), (AMT),
                   8.625%, 9/1/25                                 5,343,160
        10,000     Glen Cove, NY, IDA, (Regency at Glen
                   Cove), 9.50%, 7/1/12                          10,656,200
        15,000     Illinois Development Finance Authority,
                   (Care Institute, Inc. - Illinois),
                   7.80%, 6/1/25                                 15,429,600
         4,605     New Jersey EDA, (Chelsea at East
                   Brunswick), (AMT), 8.25%, 10/1/20              4,755,077
         9,715     New Jersey EDA, (Forsgate), (AMT),
                   8.625%, 6/1/25                                10,519,499
         4,935     North Syracuse Village Housing
                   Authority, NY, (AJM Senior Housing,
                   Inc., Janus Park), 8.00%, 6/1/24               3,940,795
         7,915     Roseville, MN, Elder Care Facility,
                   (Care Institute, Inc. - Roseville),
                   7.75%, 11/1/23                                 7,427,990
        12,290     St. Paul, MN, Housing and Redevelopment,
                   (Care Institute, Inc. - Highland),
                   8.75%, 11/1/24                                13,364,638
---------------------------------------------------------------------------
                                                             $  103,986,953
---------------------------------------------------------------------------
Cogeneration -- 6.5%
---------------------------------------------------------------------------
  $     22,150     Maryland Energy Cogeneration, (AES
                   Warrior Run), (AMT), 7.40%, 9/1/19        $   22,692,453
        30,775     New Jersey EDA, (Vineland Cogeneration),
                   (AMT), 7.875%, 6/1/19                         31,824,427
        12,950     Palm Beach County, FL, (Osceola Power),
                   (AMT), 6.95%, 1/1/22(1)                        6,895,875
         6,100     Pennsylvania EDA, (Northampton
                   Generating), (AMT), 6.50%, 1/1/13              6,029,057
        21,950     Pennsylvania EDA, (Northampton
                   Generating), (AMT), 6.60%, 1/1/19             21,462,929
         7,000     Pennsylvania EDA, (Northampton
                   Generating), Junior Liens, (AMT),
                   6.875%, 1/1/11                                 7,009,520
         5,000     Pennsylvania EDA, (Northampton
                   Generating), Junior Liens, (AMT),
                   6.95%, 1/1/21                                  5,019,200
         3,917     Robbins, IL, Resource Recovery, (AMT),
                   0.00%, 10/15/09                                1,841,177
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------

Cogeneration (continued)
---------------------------------------------------------------------------
  $      1,952     Robbins, IL, Resource Recovery, (AMT),
                   7.25%, 10/15/09                           $    1,873,725
         8,439     Robbins, IL, Resource Recovery, (AMT),
                   7.25%, 10/15/24                                7,932,498
        12,578     Robbins, IL, Resource Recovery, (AMT),
                   8.375%, 10/15/16(1)                            5,660,156
         4,922     Robbins, IL, Resource Recovery, (AMT),
                   8.375%, 10/15/16(1)                            2,214,844
---------------------------------------------------------------------------
                                                             $  120,455,861
---------------------------------------------------------------------------
Education -- 0.4%
---------------------------------------------------------------------------
  $      4,130     California Educational Facilities
                   Authority, (Stanford University),
                   Variable Rate, 6/1/27(2)                  $    3,569,600
         5,000     Vermont HEFA, (Middlebury College),
                   5.00%, 11/1/38                                 4,287,850
---------------------------------------------------------------------------
                                                             $    7,857,450
---------------------------------------------------------------------------
Electric Utilities -- 2.6%
---------------------------------------------------------------------------
  $      5,000     Connecticut Development Authority,
                   (Connecticut Light and Power),
                   Variable Rate, 9/1/28(3)(4)               $    4,007,200
         6,500     Connecticut Development Authority,
                   (Western Mass Electric), Variable Rate,
                   9/1/28(3)(4)                                   5,209,360
        11,000     Intermountain Power Agency, UT,
                   7.24%, 7/1/19(3)(4)                           11,083,820
        22,000     Long Island Power Authority, NY,
                   Electric System Revenue, 5.50%, 12/1/29       20,353,520
         8,000     North Carolina Municipal Power Agency,
                   6.50%, 1/1/20                                  8,048,160
---------------------------------------------------------------------------
                                                             $   48,702,060
---------------------------------------------------------------------------
Escrowed / Prerefunded -- 14.3%
---------------------------------------------------------------------------
  $     42,500     Bakersfield, CA, (Bakersfield Assisted
                   Living Center), Escrowed to Maturity,
                   0.00%, 4/15/21                            $   10,676,850
         2,200     Bexar County, TX, Health Facilities,
                   (St. Luke's Lutheran), Escrowed to
                   Maturity, 7.00%, 5/1/21                        2,552,660
       184,070     Colorado Health Facilities Authority,
                   (Liberty Heights), Escrowed to Maturity,
                   0.00%, 7/15/24                                37,531,873
       244,325     Dawson Ridge, CO, Metropolitan District
                   #1, Escrowed to Maturity,
                   0.00%, 10/1/22                                55,642,575
        11,175     Dawson Ridge, CO, Metropolitan District
                   #1, Escrowed to Maturity,
                   0.00%, 10/1/22                                 2,544,994

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------

Escrowed / Prerefunded (continued)
---------------------------------------------------------------------------
  $      7,000     Florida Mid-Bay Bridge Authority,
                   Escrowed to Maturity, 6.875%, 10/1/22     $    8,032,640
       101,555     Illinois Development Finance Authority,
                   (Regency Park), Escrowed to Maturity,
                   0.00%, 7/15/23                                22,009,000
        60,360     Illinois Development Finance Authority,
                   (Regency Park), Escrowed to Maturity,
                   0.00%, 7/15/25                                11,471,418
         4,650     Illinois HEFA, (Chicago Osteopathic
                   Health Systems), Escrowed to Maturity,
                   7.125%, 5/15/11                                5,155,083
         4,500     Illinois HEFA, (Chicago Osteopathic
                   Health Systems), Prerefunded to
                   11/15/19, 7.25%, 5/15/22                       5,267,565
        11,395     Louisiana Public Facilities Authority,
                   (Southern Baptist Hospitals, Inc.),
                   Escrowed to Maturity, 8.00%, 5/15/12          13,100,034
         5,675     Maricopa County, AZ, IDA, (Place Five
                   and The Greenery), Escrowed to Maturity,
                   6.625%, 1/1/27                                 5,964,141
         1,000     Maricopa County, AZ, IDA, Multifamily,
                   Escrowed to Maturity, 6.45%, 1/1/17            1,053,500
       100,000     Mississippi Housing Finance Corp., SFMR,
                   Escrowed to Maturity, (AMT),
                   0.00%, 6/1/15                                 42,450,000
        46,210     San Joaquin Hills Transportation
                   Corridor Agency, CA, Toll Road Bonds,
                   Escrowed to Maturity, 0.00%, 1/1/20           14,896,256
        72,685     San Joaquin Hills Transportation
                   Corridor Agency, CA, Toll Road Bonds,
                   Escrowed to Maturity, 0.00%, 1/1/21           21,992,300
        15,000     San Joaquin Hills Transportation
                   Corridor Agency, CA, Toll Road Bonds,
                   Escrowed to Maturity, 0.00%, 1/1/25            3,552,750
---------------------------------------------------------------------------
                                                             $  263,893,639
---------------------------------------------------------------------------
Gas Utilities -- 0.2%
---------------------------------------------------------------------------
  $      5,250     Philadelphia, PA, Natural Gas Works,
                   Variable Rate, 7/1/28(3)                  $    3,915,765
---------------------------------------------------------------------------
                                                             $    3,915,765
---------------------------------------------------------------------------
General Obligations -- 1.4%
---------------------------------------------------------------------------
  $     10,190     Georgia, 4.25%, 8/1/18                    $    8,682,593
        15,000     North East Independent School District,
                   TX, 4.50%, 10/1/28                            12,006,000
         4,800     Texas, Variable Rate, 8/1/24(3)(4)             4,284,624
---------------------------------------------------------------------------
                                                             $   24,973,217
---------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------
Health Care-Miscellaneous -- 0.3%
---------------------------------------------------------------------------
  $      3,416     Tax Revenue Exempt Securities Trust,
                   Community Health Provider, (Pooled Loan
                   Program Various States Trust
                   Certificates), 5.50%, 12/1/36             $    3,004,504
         3,664     Tax Revenue Exempt Securities Trust,
                   Community Health Provider, (Pooled Loan
                   Program Various States Trust
                   Certificates), 5.875%, 12/1/36(4)              3,333,052
---------------------------------------------------------------------------
                                                             $    6,337,556
---------------------------------------------------------------------------
Hospital -- 7.2%
---------------------------------------------------------------------------
  $      6,500     Arizona Health Facilities Authority,
                   (Phoenix Memorial Hospital),
                   8.20%, 6/1/21                             $    6,308,770
         2,325     Berlin, MD, (Atlantic General Hospital),
                   8.375%, 6/1/22                                 2,411,443
        12,600     California Health Facilities Financing
                   Authority, (Cedars-Sinai Medical
                   Center), Variable Rate, 12/1/34(3)(4)         12,723,858
        22,000     Colorado Health Facilities Authority,
                   (Rocky Mountain Adventist),
                   6.625%, 2/1/22                                18,541,160
           300     Corinth and Alcorn County, (Magnolia
                   Health Center), 5.50%, 10/1/21                   237,636
         4,000     Corinth and Alcorn County, MS, (Magnolia
                   Registered Health Center),
                   5.50%, 10/1/21                                 3,168,480
         4,000     Crossville, TN, HEFA, (Cumberland
                   Medical Center), 6.75%, 11/1/12                4,060,120
         3,775     Hawaii Department of Budget and Finance,
                   (Wahiawa General Hospital),
                   7.50%, 7/1/12                                  3,476,888
         1,000     Illinois Health Facilities Authority,
                   (Holy Cross Hospital), 6.70%, 3/1/14           1,005,730
         2,650     Illinois Health Facilities Authority,
                   (Holy Cross Hospital), 6.75%, 3/1/24           2,571,904
         4,500     Indiana Health Facility Financing
                   Authority, (Memorial Hospital and Health
                   Care Center), 7.40%, 3/1/22                    4,579,560
        10,585     Louisiana Public Facilities Authority,
                   (General Health Systems),
                   6.80%, 11/1/16                                10,587,540
        10,000     Maricopa County, AZ, IDA, (Mayo
                   Foundation), Variable Rate,
                   11/15/37(3)(4)                                 7,648,200
         2,000     Marshall County, AL, (Guntersville-Arab
                   Medical Center), 7.00%, 10/1/09                2,047,420
         2,000     Marshall County, AL, (Guntersville-Arab
                   Medical Center), 7.00%, 10/1/13                2,051,660
        13,815     Massachusetts HEFA, (Partners Healthcare
                   System), 5.25%, 7/1/29                        11,628,914
        14,000     Montgomery County, PA, HEFA (Abington
                   Memorial Hospital), 6.66%, 7/5/11             14,621,740

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------

Hospital (continued)
---------------------------------------------------------------------------
  $      3,500     New Jersey Health Care Facilities
                   Financing Authority, (Trinitas Hospital
                   Obligated Group), 7.50%, 7/1/30           $    3,497,305
         9,000     Philadelphia, PA, HEFA, (Graduate Health
                   System), 6.625%, 7/1/21(1)                     3,240,000
         2,250     Philadelphia, PA, HEFA, (Graduate Health
                   System), 7.25%, 7/1/18(1)                        810,000
         3,075     Prince George's County, MD, (Greater
                   Southeast Healthcare System),
                   6.375%, 1/1/23(1)                              1,268,437
         7,750     Rhode Island HEFA, (St. Joseph Health
                   Services), 5.50%, 10/1/29                      5,915,110
        12,500     Rochester, MN, Health Care Facilities,
                   (Mayo Clinic), Variable Rate,
                   11/15/27(3)(4)                                11,508,250
---------------------------------------------------------------------------
                                                             $  133,910,125
---------------------------------------------------------------------------
Hotel -- 0.1%
---------------------------------------------------------------------------
  $      4,205     Niagara County, NY IDA, (Wintergarden
                   Inn Associates), 9.75%, 6/1/11(1)         $    1,645,206
---------------------------------------------------------------------------
                                                             $    1,645,206
---------------------------------------------------------------------------
Housing -- 8.8%
---------------------------------------------------------------------------
  $      3,000     ABAG Finance Authority, CA, (Civic
                   Center Drive Apartments), (AMT),
                   6.375%, 9/1/32                            $    3,043,230
         7,955     Arkansas Development Finance Authority,
                   MFMR, (Park Apartments), (AMT),
                   5.95%, 12/1/28                                 7,024,504
         6,200     Bexar County, TX, Housing Finance Corp.,
                   (Arboretum Apartments), (AMT),
                   6.10%, 8/1/36                                  5,702,574
        10,900     Bexar County, TX, Housing Finance Corp.,
                   (North Knoll Apartments), 5.90%, 4/1/37        9,526,382
         9,350     California Housing Finance Agency,
                   (AMT), Variable Rate, 8/1/23(3)                9,875,937
        12,000     California Statewide Communities
                   Development Authority, (Chesapeake Bay
                   Apartments), 6.00%, 6/1/32                    10,628,160
        37,500     California Statewide Communities
                   Development Authority, (Corporate Fund
                   for Housing), 6.50%, 12/1/29                  35,702,625
         3,000     California Statewide Communities
                   Development Authority, (Corporate Fund
                   for Housing), 7.25%, 12/1/34                   2,969,520
         4,000     California Statewide Communities
                   Development Authority, (Corporate Fund
                   for Housing), 7.50%, 12/1/34                   3,960,360
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------

Housing (continued)
---------------------------------------------------------------------------
  $      6,750     California Statewide Communities
                   Development Authority, (Nantucket Bay
                   Apartments), 6.00%, 6/1/32                $    5,978,340
         2,500     California Statewide Communities
                   Development Authority, (Oaks at Sunset
                   Apartments), 6.00%, 6/1/36                     2,205,550
         7,800     California Statewide Communities
                   Development Authority, (San Luis Bay
                   Village Apartments), (AMT),
                   6.25%, 9/1/36                                  7,213,986
        12,000     Charter Mac Equity, TN, (AMT),
                   6.625%, 6/30/09                               11,699,520
         1,890     El Paso County, TX, Housing Finance
                   Corp., (San Jose Ltd.), (AMT),
                   6.00%, 8/1/31                                  1,820,183
         3,750     El Paso County, TX, Housing Finance
                   Corp., (San Jose Ltd.), (AMT),
                   6.10%, 8/1/31                                  3,662,625
        10,630     Lake Creek, CO, (Affordable Housing
                   Corp.), 6.25%, 12/1/23                         9,828,392
         1,435     Maricopa County, AZ, IDA, (National
                   Health Facilities II), 6.375%, 1/1/19          1,330,675
         6,645     Minneapolis, MN, Community Development,
                   Multifamily Housing, (Lindsay Brothers),
                   6.60%, 12/1/18                                 6,450,235
        15,675     New Hampshire Housing Finance Authority,
                   Multifamily Housing, 6.20%, 7/1/36            15,516,839
         8,300     Speedway, IN, Economic Development
                   Authority, (Hermitage Apartments),
                   (AMT), 6.00%, 5/1/31                           7,994,477
---------------------------------------------------------------------------
                                                             $  162,134,114
---------------------------------------------------------------------------
Industrial Development Revenue -- 12.6%
---------------------------------------------------------------------------
  $      7,450     Austin, TX, (Cargoport Development LLC),
                   (AMT), 8.30%, 10/1/21                     $    7,702,629
         2,000     California Pollution Control Financing
                   Authority, (Laidlaw Environmental),
                   (AMT), 6.70%, 7/1/07                             600,860
         2,000     Camden County, NJ, (Holt Hauling),
                   (AMT), 9.875%, 1/1/21                          2,062,100
         6,050     Carbon County, UT, (Laidlaw
                   Environmental), (AMT), 7.50%, 2/1/10           5,592,499
         6,000     Clark County, NV, (Nevada Power), (AMT),
                   Variable Rate, 10/1/30(3)                      4,507,920
        12,450     Courtland, AL, (Champion International),
                   (AMT), 7.00%, 6/1/22                          12,654,429
        25,250     Denver, CO, City and County, (United
                   Airlines), Variable Rate, 10/1/32(3)(4)       25,406,550
         8,000     Effingham County, GA, Solid Waste
                   Disposal, (Fort James), (AMT),
                   5.625%, 7/1/18                                 7,162,960

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------

Industrial Development Revenue (continued)
---------------------------------------------------------------------------
  $     12,980     Gulf Coast, TX, Waste Disposal,
                   (Champion International), (AMT),
                   6.875%, 12/1/28                           $   13,044,640
         6,435     Kimball, NE, EDA, (Clean Harbors),
                   10.75%, 9/1/26                                 6,645,618
         1,600     Knox County, TN, Industrial Development
                   Board (Melrose Place, Ltd.),
                   6.875%, 12/1/14                                1,546,848
         7,000     Knox County, TN, Industrial Development
                   Board (Weisgarber Partners),
                   6.875%, 12/1/14                                6,801,200
         7,500     Little River County, AR,
                   (Georgia-Pacific), (AMT),
                   5.60%, 10/1/26                                 6,550,125
         6,500     Los Angeles, CA, Regional Airports
                   Improvement Corp., (LAXFuel), (AMT),
                   6.50%, 1/1/32                                  6,533,215
         5,000     McMinn County, TN, (Calhoun Newsprint -
                   Bowater, Inc.), (AMT), 7.40%, 12/1/22          5,129,600
        10,000     Michigan Strategic Fund, (S.D. Warren),
                   7.375%, 1/15/22                               10,360,900
        15,000     Michigan Strategic Fund, (S.D. Warren),
                   (AMT), 7.375%, 1/15/22                        15,541,350
         3,500     Michigan Strategic Fund, (S.D. Warren),
                   (AMT), 7.375%, 1/15/22                         3,626,315
         3,625     Middleboro, MA, (Read Corp.),
                   9.50%, 10/1/10                                 3,753,832
        10,885     New Jersey EDA, (Continental Airlines),
                   (AMT), Variable Rate, 9/15/29(3)(4)            9,085,818
        17,000     New Jersey EDA, (Holt Hauling),
                   7.75%, 3/1/27                                 16,943,050
         1,500     New Jersey EDA, (Holt Hauling), (AMT),
                   7.90%, 3/1/27                                  1,501,875
         1,000     Ohio Solid Waste Revenue, (Republic
                   Engineered Steels), (AMT),
                   9.00%, 6/1/21                                    330,370
        22,600     Peninsula Ports Authority, VA, (Zeigler
                   Coal), 6.90%, 5/2/22                          18,589,178
        10,000     Pennsylvania, IDA, (Sun Co.), (AMT),
                   7.60%, 12/1/24                                10,633,600
         2,585     Riverdale Village, IL, (ACME Metals),
                   (AMT), 7.90%, 4/1/24(5)                        2,197,250
         2,000     Riverdale Village, IL, (ACME Metals),
                   (AMT), 7.95%, 4/1/25                           1,700,000
         2,285     Savannah, GA, (Intercat-Savannah),
                   (AMT), 9.75%, 7/1/10                           1,422,413
         3,810     Savannah, GA, EDA, (Intercat-Savannah),
                   (AMT), 9.00%, 1/1/15                           2,371,725
         2,000     Skowhegan, ME, (S.D. Warren), (AMT),
                   6.65%, 10/15/15                                1,935,540
         3,500     Toole County, UT, (Laidlaw
                   Environmental), (AMT), 7.55%, 7/1/27           1,051,260
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------

Industrial Development Revenue (continued)
---------------------------------------------------------------------------
  $     18,500     Valdez, AK, (British Petroleum),
                   Variable Rate, 8/1/25(3)(4)               $   17,427,000
         4,000     Yavapai County, AZ, IDA, (Citizens
                   Utilities), (AMT), 5.45%, 6/1/33               3,695,880
---------------------------------------------------------------------------
                                                             $  234,108,549
---------------------------------------------------------------------------
Insured-Education -- 1.0%
---------------------------------------------------------------------------
  $      7,500     Massachusetts IFA, (Tufts University),
                   (MBIA), 4.75%, 2/15/28                    $    6,316,875
        12,000     Virginia College Building Authority,
                   (Washington and Lee University), (MBIA),
                   5.25%, 1/1/31                                 11,146,080
---------------------------------------------------------------------------
                                                             $   17,462,955
---------------------------------------------------------------------------
Insured-Electric Utilities -- 4.3%
---------------------------------------------------------------------------
  $     10,000     Brazos River Authority, TX, (Houston
                   Lighting and Power), (AMBAC), (AMT),
                   5.05%, 11/1/18                            $    8,938,800
        10,000     Intermountain Power Agency, UT, (MBIA),
                   6.00%, 7/1/16                                 10,290,300
        10,000     Los Angeles, CA, Department of Water and
                   Power, (MBIA), 5.00%, 10/15/33                 8,816,500
        12,500     Matagorda County, TX, Navigation
                   District, (Houston Lighting), (AMBAC),
                   (AMT), 5.125%, 11/1/28                        11,117,125
        16,000     Piedmont, SC, Municipal Power Agency,
                   (MBIA), 4.75%, 1/1/25                         13,427,840
        16,500     Sacramento, CA, Municipal Utility
                   District, (MBIA), Variable Rate,
                   11/15/15(3)                                   16,335,000
        15,350     South Carolina Public Services, (FGIC),
                   Variable Rate, 1/1/25(3)(4)                   11,339,813
---------------------------------------------------------------------------
                                                             $   80,265,378
---------------------------------------------------------------------------
Insured-General Obligations -- 1.2%
---------------------------------------------------------------------------
  $     14,000     Chicago, IL, Board of Education, (FGIC),
                   0.00%, 12/1/29                            $    2,327,780
         3,950     Umatilla County, OR, School District No.
                   008R, (MBIA), Variable Rate,
                   6/15/14(3)(4)                                  3,574,118
        10,000     University of Vermont and State
                   Agricultural College, (MBIA),
                   4.75%, 10/1/38                                 8,187,800
        10,000     West Virginia, (FGIC), 4.50%, 6/1/23           8,194,300
---------------------------------------------------------------------------
                                                             $   22,283,998
---------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------
Insured-Health Care Miscellaneous -- 0.2%
---------------------------------------------------------------------------
  $      3,500     Massachusetts HEFA, (Harvard Pilgrim
                   Health), (FSA), 5.00%, 7/1/28             $    2,909,830
---------------------------------------------------------------------------
                                                             $    2,909,830
---------------------------------------------------------------------------
Insured-Hospital -- 1.2%
---------------------------------------------------------------------------
  $     15,210     Maryland HEFA, (Medlantic/Helix Issue),
                   (AMBAC), 5.25%, 8/15/38                   $   13,981,793
         8,925     Tyler, TX, Health Facility Development
                   Corp., (East Texas Medical Center),
                   (FSA), 5.375%, 11/1/27                         8,211,714
---------------------------------------------------------------------------
                                                             $   22,193,507
---------------------------------------------------------------------------
Insured-Housing -- 0.4%
---------------------------------------------------------------------------
  $      7,525     SCA Multifamily Mortgage, Industrial
                   Development Board, Hamilton County, TN,
                   (FSA), (AMT), 7.35%, 1/1/30               $    8,027,670
---------------------------------------------------------------------------
                                                             $    8,027,670
---------------------------------------------------------------------------
Insured-Industrial Development Revenue -- 0.6%
---------------------------------------------------------------------------
  $     11,950     Chicago, IL, (The Peoples Gas Light and
                   Coke), (AMBAC), (AMT), Variable Rate,
                   12/1/23(3)(4)                             $   11,285,819
---------------------------------------------------------------------------
                                                             $   11,285,819
---------------------------------------------------------------------------
Insured-Special Tax Revenue -- 2.1%
---------------------------------------------------------------------------
  $      4,500     Pennsylvania Turnpike Commission Oil
                   Franchise, (AMBAC), Variable Rate,
                   12/1/27(3)(4)                             $    3,063,960
         3,415     Regional Transportation Authority, LA,
                   (FGIC), 0.00%, 12/1/12                         1,721,809
        10,935     Regional Transportation Authority, LA,
                   (FGIC), 0.00%, 12/1/15                         4,547,210
        10,000     Regional Transportation Authority, LA,
                   (FGIC), 0.00%, 12/1/21                         2,807,300
        20,000     South Orange County, CA, Public
                   Financing Authority, (FGIC),
                   Variable Rate, 8/15/15(3)                     19,375,000
         7,000     Utah Municipal Finance Corp., Local
                   Government Revenue, (FSA),
                   0.00%, 3/1/10                                  4,122,860
         6,000     Utah Municipal Finance Corp., Local
                   Government Revenue, (FSA),
                   0.00%, 3/1/11                                  3,332,400
---------------------------------------------------------------------------
                                                             $   38,970,539
---------------------------------------------------------------------------
Insured-Transportation -- 4.3%
---------------------------------------------------------------------------
  $     20,930     Central Puget Sound, WA, Transportation
                   Authority, (FGIC), 4.75%, 2/1/28          $   17,532,642
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------

Insured-Transportation (continued)
---------------------------------------------------------------------------
  $     12,000     Florida Turnpike Authority, (FSA),
                   4.50%, 7/1/28                             $    9,770,160
         8,750     Manchester Airport, NH, (MBIA),
                   4.50%, 1/1/28                                  7,020,913
        20,000     Metropolitan Atlanta Rapid
                   Transportation Authority, GA, (MBIA),
                   Variable Rate, 7/1/20(3)(4)                   16,631,800
        14,400     Metropolitan Washington, DC Airport
                   Authority, (MBIA), Variable Rate,
                   4/1/21(3)(4)                                  13,980,816
        10,000     Ohio Turnpike Commission, (FGIC),
                   4.50%, 2/15/24                                 8,224,200
         8,000     Ohio Turnpike Commission, (FGIC),
                   4.75%, 2/15/28                                 6,757,200
---------------------------------------------------------------------------
                                                             $   79,917,731
---------------------------------------------------------------------------
Insured-Water and Sewer -- 3.8%
---------------------------------------------------------------------------
  $      1,360     California Water Resources, (Central
                   Valley), (FGIC), Variable Rate, 12/1/22   $    1,360,000
        20,980     Chicago, IL, Wastewater Transmission,
                   (MBIA), 0.00%, 1/1/26                          4,442,935
        14,000     Fulton County, GA, Water and Sewer,
                   (FGIC), 4.75%, 1/1/28                         11,830,280
         7,150     Harrisburg, PA, Water Revenue Bonds,
                   (FGIC), Variable Rate, 8/11/16(3)              6,399,250
        11,645     King County, WA, Sewer, (FGIC),
                   5.25%, 1/1/35                                 10,538,958
        23,015     New York City, NY, Municipal Water
                   Finance Authority, (Water and Sewer
                   System), (FGIC), 4.75%, 6/15/31               19,172,646
         9,000     Tampa Bay, FL, Water Utilitiy System,
                   (FGIC), 4.75%, 10/1/27                         7,677,180
        10,500     Upper Occoquan Sewer Authority, VA,
                   (MBIA), 4.75%, 7/1/29                          8,819,685
---------------------------------------------------------------------------
                                                             $   70,240,934
---------------------------------------------------------------------------
Lease Revenue/Certificates of Participation -- 0.4%
---------------------------------------------------------------------------
  $      6,645     Hardeman County, TN, (Correctional
                   Facilities Corp.), 7.75%, 8/1/17          $    6,839,300
---------------------------------------------------------------------------
                                                             $    6,839,300
---------------------------------------------------------------------------
Miscellaneous -- 0.6%
---------------------------------------------------------------------------
  $      5,520     American Samoa Economic Development
                   Authority, (Executive Office Building),
                   10.125%, 9/1/08                           $    5,658,883

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------

Miscellaneous (continued)
---------------------------------------------------------------------------
  $     10,200     Orange County, NC, (Community Activity
                   Corp.), 8.00%, 3/1/24(1)                  $    4,590,000
         1,600     Pittsfield Township, MI, EDC, (Arbor
                   Hospice), 7.875%, 8/15/27                      1,541,696
---------------------------------------------------------------------------
                                                             $   11,790,579
---------------------------------------------------------------------------
Nursing Home -- 7.4%
---------------------------------------------------------------------------
  $     12,970     Bell County, TX, (Riverside Healthcare,
                   Inc. - Normandy Terrace), 9.00%, 4/1/23   $   14,523,287
         3,260     Collier County, FL, IDA, (Beverly
                   Enterprises), 10.75%, 3/1/03,
                   10.75%, 3/1/03                                 3,454,394
         4,885     Delaware County, PA, (Mainline -
                   Haverford Nursing and Rehabilitation
                   Centers), 9.00%, 8/1/22                        5,333,199
         2,150     Hillsborough County, FL, IDA, (Tampa Bay
                   Retirement Center), 0.00%, 6/1/25              1,071,904
        10,085     Hillsborough County, FL, IDA, (Tampa Bay
                   Retirement Center), 7.00%, 6/1/25              9,237,356
        10,000     Indianapolis, IN, (National Benevolent
                   Association - Robin Run Village),
                   7.625%, 10/1/22                               10,395,500
         3,475     Lackawanna County, PA, IDA, (Edella
                   Street Associates), 8.875%, 9/1/14             3,670,504
         2,660     Luzerne County, PA, IDA, (River Street
                   Associates), 8.75%, 6/15/07                    2,797,735
        13,250     Massachusetts IFA, (Age Institute of
                   Massachusetts), 8.05%, 11/1/25                13,837,638
        11,755     Mississippi Business Finance Corp.,
                   (Magnolia Healthcare), 7.99%, 7/1/25          11,800,257
         6,750     Missouri HEFA, (Bethesda Health Group of
                   Saint Louis, Inc.), 6.625%, 8/15/05            6,843,758
        14,000     Missouri HEFA, (Bethesda Health Group of
                   Saint Louis, Inc.), 7.50%, 8/15/12            14,806,820
        12,370     Montgomery, PA, IDA, (Advancement of
                   Geriatric Health Care Institute),
                   8.375%, 7/1/23                                12,943,721
         4,885     New Jersey EDA, (Claremont Health
                   System, Inc.), 9.10%, 9/1/22                   5,221,235
         5,915     New Jersey EDA, (Victoria Health Corp.),
                   7.75%, 1/1/24                                  6,101,441
         3,500     Orange County, FL, Health Facilities
                   Authority, (Westminster Community Care),
                   6.75%, 4/1/34                                  3,131,835
         4,805     Sussex County, DE, (Delaware Health
                   Corp.), 7.50%, 1/1/14                          4,826,334
         4,900     Sussex County, DE, (Delaware Health
                   Corp.), 7.60%, 1/1/24                          4,937,583
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------

Nursing Home (continued)
---------------------------------------------------------------------------
  $      2,440     Westmoreland, PA, (Highland Health
                   Systems, Inc.), 9.25%, 6/1/22             $    2,610,727
---------------------------------------------------------------------------
                                                             $  137,545,228
---------------------------------------------------------------------------
Senior Living / Life Care -- 3.6%
---------------------------------------------------------------------------
  $     14,700     Albuquerque, NM, Retirement Facilities,
                   (La Vida Liena Retirement Center),
                   5.75%, 12/15/28                           $   11,805,570
        10,000     Albuquerque, NM, Retirement Facilities,
                   (La Vida Liena Retirement Center),
                   6.60%, 12/15/28                                8,712,600
        12,435     De Kalb County, GA, Private Hospital
                   Authority, (Atlanta, Inc.),
                   8.50%, 3/1/25(5)                               6,217,500
        15,000     Louisiana HFA, (HCC Assisted Living
                   Group 1), (AMT), 9.00%, 3/1/25                15,856,500
        12,375     North Miami, FL, Health Facilities
                   Authority, (Imperial Club),
                   6.75%, 1/1/33                                 10,714,028
           800     North Miami, FL, Health Facilities
                   Authority, (Imperial Club),
                   9.00%, 1/1/12                                    803,400
         5,405     Ridgeland, MS, Urban Renewal, (The
                   Orchard), 7.75%, 12/1/15                       5,533,639
         2,565     South Dakota HEFA, (Prairie Lakes Health
                   Care), 7.25%, 4/1/22                           2,608,041
         4,000     Wisconsin HEFA, (Wisconsin Illinois
                   Senior Housing), 7.00%, 8/1/29                 3,750,080
           640     Wisconsin HEFA, (Wisconsin Illinois
                   Senior Housing), 8.00%, 8/1/02,
                   8.00%, 8/1/02                                    633,517
---------------------------------------------------------------------------
                                                             $   66,634,875
---------------------------------------------------------------------------
Special Tax Revenue -- 1.2%
---------------------------------------------------------------------------
  $      7,450     Lincoln, CA, Public Financing Authority,
                   Improvement Bond Act 1915, (Twelve
                   Bridges), 6.20%, 9/2/25                   $    7,108,418
        10,000     New York LGAC, 5.00%, 4/1/21                   9,143,500
         5,125     University Square Community Development
                   District, FL, 6.75%, 5/1/20                    5,029,163
---------------------------------------------------------------------------
                                                             $   21,281,081
---------------------------------------------------------------------------
Transportation -- 2.0%
---------------------------------------------------------------------------
  $      5,750     Connector 2000 Association, Inc., South
                   Carolina Toll Road, (Southern
                   Connector), 5.25%, 1/1/23                 $    4,385,698
         4,735     Denver, CO, City and County Airport
                   Revenue, (AMT), 7.50%, 11/15/23                5,134,587
        20,505     Massachusetts Turnpike Authority,
                   6.39%, 1/1/23(3)(4)                           17,344,154

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------

Transportation (continued)
---------------------------------------------------------------------------
  $      9,500     Massachusetts Turnpike Authority,
                   6.869%, 1/1/20(3)(4)                      $    8,071,770
         3,000     Tri-County, OR, Metropolitan
                   Transportation District, Variable Rate,
                   8/1/19(3)(4)                                   2,501,400
---------------------------------------------------------------------------
                                                             $   37,437,609
---------------------------------------------------------------------------
Water and Sewer -- 3.6%
---------------------------------------------------------------------------
  $     15,563     Atlanta, GA Water and Waste,
                   5.62%, 11/1/38(3)(4)                      $   11,150,064
        10,960     California Water Resources, (Central
                   Valley), Variable Rate, 12/1/24(3)(4)          9,550,215
        10,135     California Water Resources, (Central
                   Valley), Variable Rate, 12/1/28(3)(4)          8,215,532
        10,000     De Kalb County, GA, (Water and Sewer),
                   5.00%, 10/1/28                                 8,822,900
        10,000     Houston, TX, Water and Sewer System,
                   4.75%, 12/1/24                                 8,474,400
         7,150     Jacksonville, FL, (Water and Sewer),
                   5.375%, 10/1/29                                6,727,864
         1,805     Metropolitan Southern California
                   Waterworks, 3.05%, 7/1/21                      1,805,000
         9,400     Metropolitan Southern California
                   Waterworks, Variable Rate, 7/1/21(2)(4)        6,514,388
         7,000     Metropolitan Water District, (Southern
                   California Waterworks), Variable Rate,
                   7/1/27(2)(4)                                   4,851,490
---------------------------------------------------------------------------
                                                             $   66,111,853
---------------------------------------------------------------------------
Total Tax-Exempt Investments -- 97.9%
   (identified cost $1,821,957,054)                          $1,813,119,381
---------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.1%                       $   39,460,366
---------------------------------------------------------------------------
Net Assets -- 100.0%                                         $1,852,579,747
---------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 At March 31, 2000, the concentration of the Portfolio's investments in the various states, determined as a percentage of net assets, is as follows:

California                                                    12.8%
Others, representing less than 10% individually               85.1%

 The Portfolio invests primarily in debt securities issued by municipali-ties. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2000, 18.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 2.0% to 7.7% of total investments.

 (1)  Non-income producing security.

 (2)  Security has been issued as a leveraged inverse floater bond.

 (3)  Security has been issued as an inverse floater bond.

 (4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 (5)  The Portfolio is accruing only partial interest on this security.

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2000
Assets
--------------------------------------------------------------------------------------
Investments, at value (identified cost, $1,821,957,054)                 $1,813,119,381
Cash                                                                         5,803,329
Receivable for investments sold                                              6,759,028
Interest receivable                                                         33,629,106
--------------------------------------------------------------------------------------
TOTAL ASSETS                                                            $1,859,310,844
--------------------------------------------------------------------------------------
Liabilities
--------------------------------------------------------------------------------------
Payable for investments purchased                                       $    6,710,830
Accrued expenses                                                                20,267
--------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                       $    6,731,097
--------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO               $1,852,579,747
--------------------------------------------------------------------------------------
Sources of Net Assets
--------------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals                 $1,861,417,420
Net unrealized depreciation (computed on the basis of
   identified cost)                                                         (8,837,673)
--------------------------------------------------------------------------------------
TOTAL                                                                   $1,852,579,747
--------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
MARCH 31, 2000
Investment Income
------------------------------------------------------------------------------------
Interest                                                                $ 68,343,100
------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                 $ 68,343,100
------------------------------------------------------------------------------------

Expenses
------------------------------------------------------------------------------------
Investment adviser fee                                                  $  4,362,077
Trustees fees and expenses                                                    16,493
Legal and accounting services                                                 62,077
Miscellaneous                                                                135,283
------------------------------------------------------------------------------------
TOTAL EXPENSES                                                          $  4,575,930
------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                   $ 63,767,170
------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified cost basis)                      $(20,808,631)
------------------------------------------------------------------------------------
NET REALIZED LOSS                                                       $(20,808,631)
------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                  $(32,483,222)
------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                    $(32,483,222)
------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                                        $(53,291,853)
------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                              $ 10,475,317
------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        SIX MONTHS ENDED
INCREASE (DECREASE)                                                     MARCH 31, 2000    YEAR ENDED
IN NET ASSETS                                                           (UNAUDITED)       SEPTEMBER 30, 1999
------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                                $     63,767,170  $      136,988,870
   Net realized gain (loss)                                                  (20,808,631)         31,760,688
   Net change in unrealized appreciation (depreciation)                      (32,483,222)       (280,608,085)
------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                   $     10,475,317  $     (111,858,527)
------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                                        $    112,769,634  $      375,986,994
   Withdrawals                                                              (396,210,017)       (478,708,432)
------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS                    $   (283,440,383) $     (102,721,438)
------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                                              $   (272,965,066) $     (214,579,965)
------------------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------------------
At beginning of period                                                  $  2,125,544,813  $    2,340,124,778
------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                                                        $  1,852,579,747  $    2,125,544,813
------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                SIX MONTHS ENDED                   YEAR ENDED SEPTEMBER 30,
                                MARCH 31, 2000    ----------------------------------------------------------
                                (UNAUDITED)          1999        1998        1997        1996        1995
------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                              0.47%(1)      0.45%       0.45%       0.52%       0.49%        0.50%
   Expenses after custodian
      fee reduction                      0.47%(1)      0.43%       0.43%       0.52%       0.48%        0.49%
   Net investment income                 6.52%(1)      5.92%       5.93%       6.51%       6.65%        7.00%
Portfolio Turnover                         24%           60%         28%         17%         19%          54%
------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                 $1,852,580     $2,125,545  $2,340,125  $2,181,615  $2,212,478  $2,260,646
------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   National Municipals Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on the commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount when required for Federal income tax purposes.

 C Federal Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolio on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to the Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

 F Legal Fees -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

 G When-issued and Delayed Delivery Transactions -- The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

 H Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

 I Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 J Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 K Interim Financial Statements -- The interim financial statements relating to
   March 31, 2000 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended March 31, 2000, the fee was equivalent to 0.42% of the Portfolio's average daily net assets for such period and amounted to $4,362,077. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2000, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $462,381,904 and $726,994,623, respectively, for the six months ended March 31, 2000.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2000 as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $ 1,821,957,054
    ---------------------------------------------------------
    Gross unrealized appreciation             $    85,574,546
    Gross unrealized depreciation                 (94,412,219)
    ---------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $    (8,837,673)
    ---------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended March 31, 2000.

6 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   At March 31, 2000, there were no outstanding obligations under these financial instruments.

EATON VANCE NATIONAL MUNICIPALS FUND AS OF MARCH 31, 2000

INVESTMENT MANAGEMENT

EATON VANCE NATIONAL MUNICIPALS FUND

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partner

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

NATIONAL MUNICIPALS PORTFOLIO

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

Thomas M. Metzold
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partner

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

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INVESTMENT ADVISER OF
NATIONAL MUNICIPALS PORTFOLIO
Boston Management and Research
The Eaton Vance Building
255 State Street
Boston, MA 02109

ADMINISTRATOR OF
EATON VANCE NATIONAL MUNICIPALS FUND
Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617)482-8260

CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC, Inc.
Attention:  Eaton Vance Funds
P.O. Box 9653
Providence, RI 02904-9653





EATON VANCE MUNICIPALS TRUST
The Eaton Vance Building
255 State Street
Boston, MA 02109


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This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.
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448-5/00                                                            HMSRC-5/00